30. OPERATING COSTS AND EXPENSES (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information of outsourced services [abstract]
Meter reading and bill delivery	R$ 128	R$ 129	R$ 142
Communication	69	80	66
Maintenance and conservation of electrical facilities and equipment	404	323	266
Building conservation and cleaning	110	110	108
Contracted labor	17	21	15
Freight and airfares	7	7	8
Accommodation and meals	14	12	13
Security services	18	20	23
Consultant	24	16	16
Maintenance and conservation of furniture and utensils	5	4	4
Information technology	63	59	62
Maintenance and conservation of vehicles	3	2	2
Disconnection and reconnection	70	62	35
Environmental services	14	14	11
Legal services	26	25	22
Legal procedural costs	2	2	3
Tree pruning	46	28	21
Cleaning of power line pathways	61	41	16
Copying and legal publications	21	21	23
Inspection of customer units	14	10	1
Printing of tax invoices and energy bills			3
Other expenses	123	101	114
Outsourced services	R$ 1,239	R$ 1,087	R$ 974